UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	April 30
Date of reporting period:	April 30, 2026

Applied Finance Dividend Fund; Applied Finance Explorer Fund; and Applied Finance Select Fund (collectively, the “Applied Finance Funds”)

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Applied Finance Dividend Fund Tailored Shareholder Report

Annual Shareholder Report April 30, 2026

Applied Finance Dividend Fund

Institutional Class Shares (TICKER: AFAZX)

This annual shareholder report contains important information about the Applied Finance Dividend Fund, Institutional Class for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	0.97%

How did the Fund perform?

For the period of May 1, 2025 to April 30, 2026, the Applied Finance Dividend Fund Institutional Class (the “Fund”) returned 20.47%.

In comparison, the Morningstar US Market Total Return Index returned 30.96% and the Morningstar US Large Mid Value Total Return Index returned 23.44% for the same period.

What key factors influenced performance?

US stocks rose strongly from May 2025 through January 2026 as fears over tariffs dissipated. March 2026 saw declines as war in Iran and fears over energy prices dominated news cycles. However, stocks rebounded sharply in April, with one of the highest return months in recent years.

The performance of the Morningstar US Market Total Return Index was strongest in the Information Technology and Communication Services sectors. During the 12 months ending April 30, 2026, Growth stocks slightly outperformed Value stocks.

The Fund’s holdings focus on dividend income and capital appreciation. The Fund’s emphasis on dividend-paying stocks lowered performance relative to the Morningstar US Market Total Return Index. Financials, Health Care and Energy sectors were leading contributors to the Fund’s performance, while Information Technology, Communication Services and Consumer Discretionary sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to sector allocation.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Applied Finance Dividend Fund Institutional Class - $31,050
Morningstar US Market Total Return Index[1] - $39,965
Morningstar US Large Mid Value Total Return Index[1] - $29,224
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
04/30/2016
04/30/2017
04/30/2018
04/30/2019
04/30/2020
04/30/2021
04/30/2022
04/30/2023
04/30/2024
04/30/2025
04/30/2026

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	10 Year
Applied Finance Dividend Fund - Institutional Class	20.47%	7.99%	12.99%
Morningstar US Market Total Return Index¹	30.96%	12.08%	14.86%
Morningstar US Large Mid Value Total Return Index¹	23.44%	11.24%	11.32%

The Morningstar US Market Total Return Index is a broad-based, unmanaged index that measures the performance of the overall U.S. equity market, covering approximately 97% of U.S. market capitalization.

The Morningstar US Large-Mid Value Total Return Index is an unmanaged index that tracks the performance of U.S. large- and mid-cap stocks exhibiting value characteristics.

Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Applied Finance Dividend Fund Tailored Shareholder Report

Sector Breakdown

Financials 21.28%
Health Care 15.03%
Industrials 10.73%
Consumer Staples 9.84%
Information Technology 9.59%
Utilities 7.80%
Consumer Discretionary 7.73%
Energy 5.99%
Money Market Fund 5.37%
Communication Services 5.30%
Real Estate 2.91%
Materials 2.39%

Top 10 Holdings
Federated Treasury Obligations Fund	5.37%
Cisco Systems, Inc.	3.24%
Marathon Petroleum Corp.	3.16%
Target Corp.	2.97%
State Street Corp.	2.96%
Omega Healthcare Investors, Inc.	2.91%
Hasbro, Inc.	2.86%
Eaton Corp. plc	2.84%
Chevron Corp.	2.83%
The PNC Financial Services Group, Inc.	2.81%

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$30,600,981
Number of Holdings	39
Total Net Advisory Fee	$93,261
Portfolio Turnover Rate	13.57%

¹The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.appliedfinancefunds.com/MutualFunds/InvestorResources.

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Applied Finance Dividend Fund Tailored Shareholder Report

Annual Shareholder Report April 30, 2026

Applied Finance Dividend Fund

Investor Class Shares (TICKER: AFALX)

This annual shareholder report contains important information about the Applied Finance Dividend Fund, Investor Class for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$134	1.22%

How did the Fund perform?

For the period of May 1, 2025 to April 30, 2026, the Applied Finance Dividend Fund Investor Class (the “Fund”) returned 20.20%.

In comparison, the Morningstar US Market Total Return Index returned 30.96% and the Morningstar US Large Mid Value Total Return Index returned 23.44% for the same period.

What key factors influenced performance?

US stocks rose strongly from May 2025 through January 2026 as fears over tariffs dissipated. March 2026 saw declines as war in Iran and fears over energy prices dominated news cycles. However, stocks rebounded sharply in April, with one of the highest return months in recent years.

The performance of the Morningstar US Market Total Return Index was strongest in the Information Technology and Communication Services sectors. During the 12 months ending April 30, 2026, Growth stocks slightly outperformed Value stocks.

The Fund’s holdings focus on dividend income and capital appreciation. The Fund’s emphasis on dividend-paying stocks lowered performance relative to the Morningstar US Market Total Return Index. Financials, Health Care and Energy sectors were leading contributors to the Fund’s performance, while Information Technology, Communication Services and Consumer Discretionary sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to sector allocation.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Applied Finance Dividend Fund - Investor Class - $28,880
Morningstar US Market Total Return Index[1] - $39,965
Morningstar US Large Mid Value Total Return Index[1] - $29,224
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
04/30/2016
04/30/2017
04/30/2018
04/30/2019
04/30/2020
04/30/2021
04/30/2022
04/30/2023
04/30/2024
04/30/2025
04/30/2026

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	10 Year
Applied Finance Dividend Fund - Investor Class	20.20%	7.73%	12.73%
Morningstar US Market Total Return Index¹	30.96%	12.08%	14.86%
Morningstar US Large Mid Value Total Return Index¹	23.44%	11.24%	11.32%

The Morningstar US Market Total Return Index is a broad-based, unmanaged index that measures the performance of the overall U.S. equity market, covering approximately 97% of U.S. market capitalization.

The Morningstar US Large-Mid Value Total Return Index is an unmanaged index that tracks the performance of U.S. large- and mid-cap stocks exhibiting value characteristics.

Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Applied Finance Dividend Fund Tailored Shareholder Report

Sector Breakdown

Top 10 Holdings
Federated Treasury Obligations Fund	5.37%
Cisco Systems, Inc.	3.24%
Marathon Petroleum Corp.	3.16%
Target Corp.	2.97%
State Street Corp.	2.96%
Omega Healthcare Investors, Inc.	2.91%
Hasbro, Inc.	2.86%
Eaton Corp. plc	2.84%
Chevron Corp.	2.83%
The PNC Financial Services Group, Inc.	2.81%

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$30,600,981
Number of Holdings	39
Total Net Advisory Fee	$93,261
Portfolio Turnover Rate	13.57%

¹The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.appliedfinancefunds.com/MutualFunds/InvestorResources.

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Applied Finance Explorer Fund Tailored Shareholder Report

Annual Shareholder Report April 30, 2026

Applied Finance Explorer Fund

Institutional Class Shares (TICKER: AFDZX)

This annual shareholder report contains important information about the Applied Finance Explorer Fund, Institutional Class for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.84%

How did the Fund perform?

For the period of May 1, 2025 to April 30, 2026, the Applied Finance Explorer Fund Institutional Class (the “Fund”) returned 30.40%.

In comparison, the Morningstar US Market Total Return Index returned 30.96% and the Morningstar US Small Total Return Index returned 31.78% for the same period.

What key factors influenced performance?

US stocks rose strongly from May 2025 through January 2026 as fears over tariffs dissipated. March 2026 saw declines as war in Iran and fears over energy prices dominated news cycles. However, stocks rebounded sharply in April, with one of the highest return months in recent years.

The performance of the Morningstar US Market Total Return Index was strongest in the Information Technology and Communication Services sectors. During the 12 months ending April 30, 2026, Growth stocks slightly outperformed Value stocks.

The Fund’s holdings consist of US small-cap stocks. The Fund’s emphasis on sector allocation with similar exposures to small cap indices lowered performance relative to the Morningstar US Market Total Return Index. Financials, Industrials and Energy sectors were leading contributors to the Fund’s performance, while Information Technology, Communication Services and Consumer Staples sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to sector allocation.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Applied Finance Explorer Fund - Institutional Class - $35,592
Morningstar US Market Total Return Index[1] - $39,965
Morningstar US Small Total Return Index[1] - $26,468
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
04/30/2016
04/30/2017
04/30/2018
04/30/2019
04/30/2020
04/30/2021
04/30/2022
04/30/2023
04/30/2024
04/30/2025
04/30/2026

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	10 Year
Applied Finance Explorer Fund - Institutional Class	30.40%	20.02%	13.54%
Morningstar US Market Total Return Index¹	30.96%	12.08%	14.86%
Morningstar US Small Total Return Index¹	31.78%	5.68%	10.23%

The Morningstar US Market Total Return Index is a broad-based, unmanaged index that measures the performance of the overall U.S. equity market, covering approximately 97% of U.S. market capitalization.

The Morningstar US Small Total Return Index is an unmanaged index that represents the performance of small-cap U.S. stocks, reflecting the lower end of the U.S. equity market capitalization spectrum.

Visit www.appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Applied Finance Explorer Fund Tailored Shareholder Report

Sector Breakdown

Industrials
15.52%
Financials - Non-Banks
12.64%
Health Care
12.12%
Financials - Bank
10.98%
Energy
9.88%
Information Technology
9.58%
Consumer Discretionary
9.43%
Real Estate
6.09%
Materials
4.94%
Utilities
4.66%
Communication Services
2.82%
Consumer Staples
1.01%
Mid Cap Funds
0.37%
Money Market Fund
0.08%

Top 10 Holdings
Comfort Systems USA, Inc.	2.44%
Sterling Infrastructure, Inc.	1.96%
Par Pacific Holdings, Inc.	1.31%
Dana, Inc.	1.26%
Adeia, Inc.	1.23%
International Seaways, Inc.	1.19%
Enova International, Inc.	1.19%
Element Solutions, Inc.	1.19%
Perimeter Solutions Inc	1.16%
United Therapeutics Corp.	1.05%

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$988,557,614
Number of Holdings	142
Total Net Advisory Fee	$5,647,926
Portfolio Turnover Rate	38.70%

¹The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.appliedfinancefunds.com/MutualFunds/InvestorResources.

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Applied Finance Explorer Fund Tailored Shareholder Report

Annual Shareholder Report April 30, 2026

Applied Finance Explorer Fund

Investor Class Shares (TICKER: AFDVX)

This annual shareholder report contains important information about the Applied Finance Explorer Fund, Investor Class for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$125	1.09%

How did the Fund perform?

For the period of May 1, 2025 to April 30, 2026, the Applied Finance Explorer Fund Investor Class (the “Fund”) returned 30.07%.

In comparison, the Morningstar US Market Total Return Index returned 30.96% and the Morningstar US Small Total Return Index returned 31.78% for the same period.

What key factors influenced performance?

US stocks rose strongly from May 2025 through January 2026 as fears over tariffs dissipated. March 2026 saw declines as war in Iran and fears over energy prices dominated news cycles. However, stocks rebounded sharply in April, with one of the highest return months in recent years.

The performance of the Morningstar US Market Total Return Index was strongest in the Information Technology and Communication Services sectors. During the 12 months ending April 30, 2026, Growth stocks slightly outperformed Value stocks.

The Fund’s holdings consist of US small-cap stocks. The Fund’s emphasis on sector allocation with similar exposures to small cap indices lowered performance relative to the Morningstar US Market Total Return Index. Financials, Industrials and Energy sectors were leading contributors to the Fund’s performance, while Information Technology, Communication Services and Consumer Staples sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to sector allocation.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Applied Finance Explorer Fund - Investor Class - $34,766
Morningstar US Market Total Return Index[1] - $39,965
Morningstar US Small Total Return Index[1] - $26,468
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
04/30/2016
04/30/2017
04/30/2018
04/30/2019
04/30/2020
04/30/2021
04/30/2022
04/30/2023
04/30/2024
04/30/2025
04/30/2026

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	10 Year
Applied Finance Explorer Fund - Investor Class	30.07%	9.86%	13.27%
Morningstar US Market Total Return Index¹	30.96%	12.08%	14.86%
Morningstar US Small Total Return Index¹	31.78%	5.68%	10.23%

The Morningstar US Market Total Return Index is a broad-based, unmanaged index that measures the performance of the overall U.S. equity market, covering approximately 97% of U.S. market capitalization.

The Morningstar US Small Total Return Index is an unmanaged index that represents the performance of small-cap U.S. stocks, reflecting the lower end of the U.S. equity market capitalization spectrum.

Visit www.appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Applied Finance Explorer Fund Tailored Shareholder Report

Sector Breakdown

Top 10 Holdings
Comfort Systems USA, Inc.	2.44%
Sterling Infrastructure, Inc.	1.96%
Par Pacific Holdings, Inc.	1.31%
Dana, Inc.	1.26%
Adeia, Inc.	1.23%
International Seaways, Inc.	1.19%
Enova International, Inc.	1.19%
Element Solutions, Inc.	1.19%
Perimeter Solutions Inc	1.16%
United Therapeutics Corp.	1.05%

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$988,557,614
Number of Holdings	142
Total Net Advisory Fee	$5,647,926
Portfolio Turnover Rate	38.70%

¹The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.appliedfinancefunds.com/MutualFunds/InvestorResources.

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Applied Finance Select Fund Tailored Shareholder Report

Annual Shareholder Report April 30, 2026

Applied Finance Select Fund

Institutional Class Shares (TICKER: AFVZX)

This annual shareholder report contains important information about the Applied Finance Select Fund, Institutional Class for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.75%

How did the Fund perform?

For the period of May 1, 2025 to April 30, 2026, the Applied Finance Select Fund Institutional Class (the “Fund”) returned 25.06%.

In comparison, the Morningstar US Market Total Return Index returned 30.96% and the Morningstar US Large Mid Value Total Return Index returned 23.44% for the same period.

What key factors influenced performance?

US stocks rose strongly from May 2025 through January 2026 as fears over tariffs dissipated. March 2026 saw declines as war in Iran and fears over energy prices dominated news cycles. However, stocks rebounded sharply in April, with one of the highest return months in recent years.

The performance of the Morningstar US Market Total Return Index was strongest in the Information Technology and Communication Services sectors. During the 12 months ending April 30, 2026, Growth stocks slightly outperformed Value stocks.

The Fund’s holdings focus on large-cap stocks in the US universe. The Fund’s emphasis on Value oriented stocks lowered performance relative to the Morningstar US Market Total Return Index. Industrials, Health Care and Energy sectors were leading contributors to the Fund’s performance, while Information Technology, Consumer Discretionary and Financials sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Chart Preview

Applied Finance Select Fund - Institutional Class - $28,368
Morningstar US Market Total Return Index[1] - $35,107
Morningstar US Large Mid Value Total Return Index[1] - $25,274
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
02/03/2017*
04/30/2017
04/30/2018
04/30/2019
04/30/2020
04/30/2021
04/30/2022
04/30/2023
04/30/2024
04/30/2025
04/30/2026

*	Inception

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	Since Inception
Applied Finance Select Fund - Institutional Class	25.06%	8.60%	12.50%
Morningstar US Market Total Return Index¹	30.96%	12.08%	14.66%
Morningstar US Large Mid Value Total Return Index¹	23.44%	11.24%	10.69%

The Morningstar US Market Total Return Index is a broad-based, unmanaged index that measures the performance of the overall U.S. equity market, covering approximately 97% of U.S. market capitalization.

The Morningstar US Large-Mid Value Total Return Index is an unmanaged index that tracks the performance of U.S. large-and mid-cap stocks exhibiting value characteristics.

Visit www.appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Applied Finance Select Fund Tailored Shareholder Report

Sector Breakdown

Information Technology-Hardware 17.22%
Financials 12.60%
Information Technology-Software & Services 12.46%
Communication Services 11.58%
Industrials 9.94%
Consumer Discretionary 9.50%
Health Care 8.95%
Consumer Staples 5.20%
Energy 3.74%
Utilities 2.28%
Money Market Fund 2.04%
Materials 2.00%
Real Estate 1.64%
International Large Cap Funds 0.33%

Top Ten Holdings
Alphabet, Inc. Class A	3.88%
Applied Materials, Inc.	3.79%
KLA Corp.	3.71%
Cisco Systems, Inc.	3.59%
Apple, Inc.	3.55%
Microsoft Corp.	2.76%
META Platforms, Inc.	2.65%
Oracle Corp.	2.64%
HP, Inc.	2.59%
International Business Machines Corp.	2.56%

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$665,199,779
Number of Holdings	52
Total Net Advisory Fee	$3,502,759
Portfolio Turnover Rate	20.13%

¹The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.appliedfinancefunds.com/MutualFunds/InvestorResources.

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Applied Finance Select Fund Tailored Shareholder Report

Annual Shareholder Report April 30, 2026

Applied Finance Select Fund

Investor Class Shares (TICKER: AFVLX)

This annual shareholder report contains important information about the Applied Finance Select Fund, Investor Class for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$113	1.00%

How did the Fund perform?

For the period of May 1, 2025 to April 30, 2026, the Applied Finance Select Fund Investor Class (the “Fund”) returned 24.76%.

In comparison, the Morningstar US Market Total Return Index returned 30.96% and the Morningstar US Large Mid Value Total Return Index returned 23.44% for the same period.

What key factors influenced performance?

US stocks rose strongly from May 2025 through January 2026 as fears over tariffs dissipated. March 2026 saw declines as war in Iran and fears over energy prices dominated news cycles. However, stocks rebounded sharply in April, with one of the highest return months in recent years.

The performance of the Morningstar US Market Total Return Index was strongest in the Information Technology and Communication Services sectors. During the 12 months ending April 30, 2026, Growth stocks slightly outperformed Value stocks.

The Fund’s holdings focus on large-cap stocks in the US universe. The Fund’s emphasis on Value oriented stocks lowered performance relative to the Morningstar US Market Total Return Index. Industrials, Health Care and Energy sectors were leading contributors to the Fund’s performance, while Information Technology, Consumer Discretionary and Financials sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Applied Finance Select Fund - Investor Class - $29,092
Morningstar US Market Total Return Index[1] - $35,409
Morningstar US Large Mid Value Total Return Index[1] - $25,573
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
02/01/2017*
04/30/2017
04/30/2018
04/30/2019
04/30/2020
04/30/2021
04/30/2022
04/30/2023
04/30/2024
04/30/2025
04/30/2026

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Applied Finance Select Fund - Investor Class	24.76%	8.32%	12.25%
Morningstar US Market Total Return Index¹	30.96%	12.08%	14.66%
Morningstar US Large Mid Value Total Return Index¹	23.44%	11.24%	10.69%

The Morningstar US Market Total Return Index is a broad-based, unmanaged index that measures the performance of the overall U.S. equity market, covering approximately 97% of U.S. market capitalization.

The Morningstar US Large-Mid Value Total Return Index is an unmanaged index that tracks the performance of U.S. large-and mid-cap stocks exhibiting value characteristics.

Visit www.appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Applied Finance Select Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Alphabet, Inc. Class A	3.88%
Applied Materials, Inc.	3.79%
KLA Corp.	3.71%
Cisco Systems, Inc.	3.59%
Apple, Inc.	3.55%
Microsoft Corp.	2.76%
META Platforms, Inc.	2.65%
Oracle Corp.	2.64%
HP, Inc.	2.59%
International Business Machines Corp.	2.56%

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$665,199,779
Number of Holdings	52
Total Net Advisory Fee	$3,502,759
Portfolio Turnover Rate	20.13%

¹The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.appliedfinancefunds.com/MutualFunds/InvestorResources.

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

ITEM 1. (b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $54, 000 for 2026 and $57,000 for 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,700 for 2026 and $8,550 for 2025. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $3,000 for 2026 and $3,000 for 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) Less than 50% of the hours expended on the principal account’s engagement to audit the Registrant’s financial statement for the fiscal year ended April 30, 2026 were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $0 for 2025.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Year Ended April 30, 2026

APPLIED FINANCE FUNDS

Applied Finance Dividend Fund

Applied Finance Explorer Fund

Applied Finance Select Fund

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance DIVIDEND fund

Schedule of InvestmentsApril 30, 2026

		Shares	Value
98.59%	COMMON STOCKS

5.30%	COMMUNICATION SERVICES
	Fox Corp. Class A	12,440	$789,816
	Verizon Communications, Inc.	17,310	831,399
			1,621,215

7.73%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	3,946	791,410
	Hasbro, Inc.	9,127	874,732
	Home Depot, Inc.	2,125	698,700
			2,364,842

9.84%	CONSUMER STAPLES
	Ingredion, Inc.	6,236	696,811
	Molson Coors Beverage Co. Class B	15,215	650,289
	Target Corp.	6,999	908,120
	Unilever plc ADR	12,830	756,714
			3,011,934

5.99%	ENERGY
	Chevron Corp.	4,477	865,449
	Marathon Petroleum Corp.	3,894	966,841
			1,832,290

21.28%	FINANCIALS
	Ameriprise Financial, Inc.	1,650	783,403
	Huntington Bancshares	46,381	777,346
	JPMorgan Chase & Co.	2,593	812,205
	The PNC Financial Services Group, Inc.	3,857	860,111
	Prudential Financial, Inc.	7,189	705,313
	State Street Corp.	5,928	906,036
	The Travelers Companies, Inc.	2,748	838,525
	Truist Financial Corp.	16,113	829,819
			6,512,758

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance DIVIDEND fund

Schedule of Investments - continuedApril 30, 2026

		Shares	Value
15.03%	HEALTH CARE
	Abbott Laboratories	6,272	$569,435
	Abbvie, Inc.	3,690	779,771
	Eli Lilly & Co.	854	798,148
	Johnson & Johnson	3,723	855,731
	Merck & Company, Inc.	7,072	772,121
	Novartis AG ADR	5,569	823,377
			4,598,583

10.73%	INDUSTRIALS
	Eaton Corp. plc	2,006	868,618
	Norfolk Southern Corp.	2,553	806,314
	PACCAR, Inc.	6,874	816,631
	RTX Corp.	4,503	792,843
			3,284,406

9.59%	INFORMATION TECHNOLOGY
	Accenture plc Class A	3,054	545,780
	Cisco Systems, Inc.	10,825	990,488
	HP, Inc.	28,673	598,119
	Microsoft Corp.	1,962	800,064
			2,934,451

2.39%	MATERIALS
	LyondellBasell Industries NV	9,826	733,020

2.91%	REAL ESTATE
	Omega Healthcare Investors, Inc. REIT	18,939	889,565

7.80%	UTILITIES
	Public Service Enterprise Group, Inc.	9,699	792,019
	Sempra Energy	8,576	815,749
	UGI Corp.	21,600	779,544
			2,387,312

98.59%	TOTAL COMMON STOCKS		30,170,376
	(Cost: $24,318,575)

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance DIVIDEND fund

Schedule of Investments - continuedApril 30, 2026

		Shares	Value
5.37%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 3.53%(A)	1,643,263	$1,643,263
	(Cost: $1,643,263)

103.96%	TOTAL INVESTMENTS		31,813,639
	(Cost: $25,961,838)
(3.96%)	Liabilities in excess of other assets		(1,212,658)
100.00%	NET ASSETS		$30,600,981

(A)Effective 7 day yield as of April 30, 2026.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance Explorer fund

Schedule of InvestmentsApril 30, 2026

		Shares	Value
99.67%	COMMON STOCKS

2.82%	COMMUNICATION SERVICES
	CarGurus, Inc.(A)	212,746	$7,756,719
	Cars.com, Inc.(A)	451,024	4,956,754
	John Wiley & Sons, Inc. Class A	166,902	6,831,299
	Ziff Davis, Inc.(A)	181,785	8,318,482
			27,863,254

9.43%	CONSUMER DISCRETIONARY
	CoVista, Inc.(A)	51,600	5,945,352
	Dana, Inc.	340,535	12,412,501
	Frontdoor, Inc.(A)	132,082	9,064,788
	G-III Apparel Group Ltd.	177,100	5,523,749
	Green Brick Partners, Inc.(A)	81,365	5,487,256
	Group 1 Automotive, Inc.	15,964	5,697,073
	KB Home	81,873	4,338,450
	Patrick Industries, Inc.	76,526	7,116,918
	Phinia, Inc.	126,083	9,096,888
	Red Rock Resorts Inc	90,000	4,856,400
	Sally Beauty Holdings, Inc.(A)	476,445	6,755,990
	Stride, Inc.(A)	59,481	5,779,174
	Taylor Morrison Home Corp.(A)	122,180	7,421,213
	Upbound Group, Inc.	187,267	3,700,396
			93,196,148

1.01%	CONSUMER STAPLES
	BellRing Brands, Inc.(A)	135,347	2,409,177
	Performance Food Group Co.(A)	84,136	7,619,356
			10,028,533

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance Explorer fund

Schedule of Investments - continuedApril 30, 2026

		Shares	Value
9.88%	ENERGY
	BKV Corp(A)	225,987	$7,125,370
	Diversified Energy Co	424,000	7,059,600
	Dorian LPG Ltd.	207,272	7,990,336
	Green Plains, Inc.(A)	370,182	6,433,763
	Gulfport Energy Corp.(A)	39,494	7,604,175
	International Seaways, Inc.	142,000	11,778,900
	Par Pacific Holdings, Inc.(A)	197,536	12,972,189
	Peabody Energy Corporation	262,001	6,984,947
	Permian Resources Corp.	370,699	8,014,512
	Tidewater, Inc.(A)	78,401	7,003,561
	Weatherford International plc	71,785	7,921,475
	World Kinect Corp.	252,931	6,821,549
			97,710,377

10.98%	FINANCIALS - BANKS
	Axos Financial, Inc.(A)	91,451	8,819,534
	The Bancorp, Inc.(A)	121,423	7,264,738
	Customers Bancorp, Inc.(A)	115,197	8,786,075
	Enact Holdings, Inc.	177,080	7,566,628
	Enova International, Inc.(A)	69,427	11,761,628
	Hancock Whitney Corp.	118,768	8,018,028
	Navient Corp.	458,786	4,239,183
	Old National Bancorp of Indiana	257,113	6,162,999
	Pathward Financial, Inc.	95,243	8,270,902
	PennyMac Financial Services, Inc.	52,585	4,747,900
	PJT Partners, Inc.	44,077	6,732,321
	Preferred Bank	53,757	5,092,401
	Prog Holdings, Inc.	207,497	7,434,618
	Radian Group, Inc.	221,816	7,947,667
	SLM Corp.	244,540	5,643,983
			108,488,605

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance Explorer fund

Schedule of Investments - continuedApril 30, 2026

		Shares	Value
12.64%	FINANCIALS - NON-BANKS
	Acadian Asset Management, Inc.	131,329	$8,845,008
	ARMOUR Residential REIT, Inc.(A)	380,850	6,680,109
	CNO Financial Group, Inc.	193,031	8,580,228
	Donnelley Financial Solutions(A)	107,832	5,423,950
	Encore Capital Group Inc(A)	116,179	9,616,136
	F&G Annuities & Life, Inc.	113,563	3,252,444
	Federated Hermes, Inc.	136,146	7,908,721
	HCI Group, Inc.	46,831	7,191,837
	Heritage Insurance Holdings, Inc.(A)	225,266	6,604,799
	Jackson Financial, Inc.	81,150	9,394,736
	MFA Financial, Inc. REIT	666,811	6,834,813
	NCR Atleos Corp.(A)	198,483	8,808,676
	NMI Holdings, Inc.(A)	181,202	7,014,329
	Rithm Capital Corp. REIT	573,321	5,607,079
	Sezzle, Inc.(A)	85,346	6,793,542
	Slide Insurance Holdings Inc(A)	379,991	7,086,832
	Victory Capital Holdings, Inc. Class A	119,170	9,356,037
			124,999,276

12.12%	HEALTH CARE
	ADMA Biologics, Inc.(A)	350,000	3,587,500
	Amneal Pharmaceuticals, Inc.(A)	606,953	7,811,485
	Amphastar Pharmaceuticals, Inc.(A)	175,516	3,854,331
	ANI Pharmaceuticals, Inc.(A)	77,956	6,193,604
	BrightSpring Health Services I(A)	180,951	8,680,219
	Catalyst Pharmaceuticals, Inc.(A)	266,124	7,486,068
	Collegium Pharmaceutical, Inc.(A)	165,208	5,572,466
	The Ensign Group, Inc.	40,544	7,569,159
	Halozyme Therapeutics, Inc.(A)	92,701	5,901,346
	Harmony Biosciences Holdings, Inc.(A)	127,823	3,995,747
	Innoviva, Inc.(A)	250,000	5,747,500
	Mednax, Inc.(A)	410,000	9,229,100
	Option Care Health, Inc.(A)	200,000	4,066,000
	Pacira BioSciences Inc(A)	269,955	6,881,153
	PACS Group Inc(A)	160,000	5,368,000
	Supernus Pharmaceuticals, Inc.(A)	167,126	8,022,048
	Tenet Healthcare Corp.(A)	37,704	6,678,132
	United Therapeutics Corp.(A)	18,219	10,409,426
	Waystar Holding Corp.(A)	128,965	2,756,627
			119,809,911

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance Explorer fund

Schedule of Investments - continuedApril 30, 2026

		Shares	Value
15.52%	INDUSTRIALS
	Alight, Inc.	1,024,703	$847,839
	Allegiant Travel Co.(A)	77,769	5,882,447
	API Group Corp.(A)	205,751	9,406,936
	Arcosa Inc	60,000	7,588,200
	Array Technologies, Inc.(A)	806,080	6,239,059
	Atmus Filtration Technologies, Inc.	138,668	8,791,551
	Blue Bird Corp(A)	110,000	7,052,100
	Comfort Systems USA, Inc.	13,106	24,118,316
	CSG Systems International, Inc.	111,223	8,943,441
	The Greenbrier Companies, Inc.	137,314	6,744,864
	Hillman Solutions Corp.(A)	679,197	5,542,247
	Huron Consulting Group, Inc.(A)	45,563	5,953,489
	Janus International Group, Inc.(A)	750,863	3,904,488
	Matson, Inc.	55,802	9,733,543
	Maximus, Inc.	83,306	5,466,540
	SkyWest, Inc.(A)	75,409	6,192,587
	Sterling Infrastructure, Inc.(A)	37,551	19,362,047
	V2X, Inc.(A)	120,000	8,137,200
	Verra Mobility Corp.(A)	233,157	3,457,718
			153,364,612

9.58%	INFORMATION TECHNOLOGY
	ACI Worldwide, Inc.(A)	143,519	6,202,891
	Adeia, Inc.	381,056	12,136,634
	Belden, Inc.	45,000	5,061,600
	Blackbaud, Inc.(A)	140,780	5,232,793
	Clear Secure, Inc.	146,815	7,838,453
	Vistance Networks, Inc.	357,959	4,580,085
	Consensus Cloud Solutions, Inc.(A)	128,472	3,324,855
	Diebold Nixdorf, Inc.(A)	113,052	8,683,524
	Insight Enterprises, Inc.(A)	50,017	3,646,239
	OSI Systems, Inc.(A)	33,301	9,554,723
	Penguin Solutions, Inc.(A)	257,621	7,834,255
	Q2 Holdings, Inc.(A)	120,000	6,090,000
	Sanmina Corp.(A)	45,000	9,801,900
	ScanSource, Inc.(A)	115,464	4,747,880
			94,735,832

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance Explorer fund

Schedule of Investments - continuedApril 30, 2026

		Shares	Value
4.94%	MATERIALS
	Alpha Metallurgical Resources(A)	30,000	$5,593,500
	Commercial Metals Co.	144,278	9,949,411
	Element Solutions, Inc.	275,428	11,730,478
	Perimeter Solutions Inc(A)	379,006	11,483,882
	Ryerson Holding Corp.	226,790	6,284,351
	Warrior Met Coal, Inc.	42,548	3,822,938
			48,864,560

6.09%	REAL ESTATE
	American Assets Trust, Inc. REIT	156,119	3,237,908
	Apple Hospitality REIT, Inc.	400,000	5,388,000
	DiamondRock Hospitality Co. REIT	703,104	7,171,661
	Douglas Emmett, Inc. REIT	389,116	4,206,344
	Empire State Realty Trust REIT	487,060	2,712,924
	Innovative Industrial Properties, Inc. REIT	120,424	6,533,002
	Newmark Group, Inc.	510,499	8,229,244
	Ryman Hospitality Properties, Inc. REIT	57,247	6,016,087
	Sabra Health Care REIT, Inc.	362,257	7,484,230
	Tanger Factory Outlet Centers, Inc. REIT	248,264	9,205,629
			60,185,029

4.66%	UTILITIES
	California Water Service Group	123,577	5,219,892
	Middlesex Water Company	78,434	3,990,722
	New Jersey Resources Corp.	108,080	6,085,985
	One Gas, Inc.	82,823	7,389,468
	Otter Tail Corp.	91,945	8,205,172
	Southwest Gas Corp.	81,943	7,706,739
	TXNM Energy, Inc.	126,991	7,500,088
			46,098,066

99.67%	TOTAL COMMON STOCKS		985,344,203
	(Cost: $749,379,009)

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance Explorer fund

Schedule of Investments - continuedApril 30, 2026

		Shares	Value
0.37%	EXCHANGE TRADED FUNDS

0.37%	MID CAP FUNDS
	Applied Finance IVS International SMID ETF(A)(B)	60,000	$1,458,600
	Applied Finance IVS US SMID ETF(B)	80,000	2,236,856
			3,695,456

0.37%	TOTAL EXCHANGE TRADED FUNDS		3,695,456
	(Cost: $3,538,180)

0.08%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 3.53%(C)	759,578	759,578
	(Cost: $759,578)

100.12%	TOTAL INVESTMENTS		989,799,237
	(Cost: $753,676,767)
(0.12%)	Liabilities in excess of other assets		(1,241,623)
100.00%	NET ASSETS		$988,557,614

(A)Non-income producing.

(B)Affiliated Investment - The Fund’s Advisor also serves as the Advisor to the underlying ETF. (Note 1)

(C)Effective 7 day yield as of April 30, 2026.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance Select fund

Schedule of InvestmentsApril 30, 2026

		Shares	Value
97.11%	COMMON STOCKS

11.58%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	66,999	$25,781,215
	Meta Platforms, Inc.	28,839	17,646,872
	Verizon Communications, Inc.	345,944	16,615,690
	The Walt Disney Co.	163,544	16,967,690
			77,011,467

9.50%	CONSUMER DISCRETIONARY
	Aptiv plc(A)	168,991	10,183,398
	Darden Restaurants, Inc.	66,097	13,256,414
	DR Horton, Inc.	91,271	14,042,956
	Lowe’s Companies, Inc.	53,224	12,709,359
	Marriott International Class A	36,000	13,020,840
			63,212,967

5.20%	CONSUMER STAPLES
	Constellation Brands, Inc. Class A	50,186	7,858,124
	Keurig Dr Pepper, Inc.	300,854	8,845,108
	Target Corp.	69,364	8,999,979
	Tyson Foods, Inc. Class A	139,050	8,908,934
			34,612,145

3.74%	ENERGY
	ConocoPhillips	90,727	11,411,642
	Valero Energy Corp.	53,307	13,464,282
			24,875,924

12.60%	FINANCIALS
	Ameriprise Financial, Inc.	24,638	11,697,876
	Bank of America Corp.	256,675	13,721,846
	Fiserv, Inc.(A)	121,644	7,620,997
	JPMorgan Chase & Co.	42,243	13,231,775

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance Select fund

Schedule of Investments - continuedApril 30, 2026

		Shares	Value
	Mastercard, Inc. Class A	23,435	$11,785,930
	MetLife, Inc.	159,048	12,739,745
	The Travelers Companies, Inc.	42,656	13,016,052
			83,814,221

8.95%	HEALTH CARE
	CVS Health Corp.	105,060	8,750,447
	Danaher Corp.	38,002	6,800,458
	Incyte Corp.(A)	87,094	8,297,445
	McKesson Corp.	8,623	7,029,470
	Merck & Company, Inc.	66,834	7,296,936
	Regeneron Pharmaceuticals, Inc.	11,152	7,885,133
	Stryker Corp.	20,380	6,422,349
	Thermo Fisher Scientific, Inc.	14,631	7,007,664
			59,489,902

9.94%	INDUSTRIALS
	Cummins, Inc.	19,648	13,184,004
	Quanta Services, Inc.	22,273	16,209,621
	Union Pacific Corp.	42,265	11,389,572
	United Rentals, Inc.	13,180	12,650,691
	Wabtec Corp.	47,064	12,702,103
			66,135,991

17.22%	INFORMATION TECHNOLOGY - HARDWARE
	Apple, Inc.	86,972	23,599,852
	Applied Materials, Inc.	63,904	25,209,489
	Cisco Systems, Inc.	261,225	23,902,088
	HP, Inc.	824,641	17,202,011
	KLA Corp.	14,103	24,685,186
			114,598,626

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance Select fund

Schedule of Investments - continuedApril 30, 2026

		Shares	Value
12.46%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Adobe, Inc.(A)	60,105	$14,791,840
	International Business Machines Corp.	73,688	17,020,454
	Microsoft Corp.	45,000	18,350,100
	Oracle Corp.	108,655	17,535,830
	Roper Technologies, Inc.	42,739	15,164,225
			82,862,449

2.00%	MATERIALS
	The Sherwin-Williams Co.	16,685	5,366,063
	Steel Dynamics, Inc.	34,500	7,888,770
			13,254,833

1.64%	REAL ESTATE
	CBRE Group, Inc.(A)	76,619	10,935,830

2.28%	UTILITIES
	DTE Energy Co.	52,413	7,950,529
	Public Service Enterprise Group, Inc.	88,216	7,203,719
			15,154,248

97.11%	TOTAL COMMON STOCKS		645,958,603
	(Cost: $463,978,319)

0.33%	EXCHANGE TRADED FUNDS

0.33%	INTERNATIONAL LARGE CAP FUNDS
	Applied Finance IVS International Large ETF(B)	80,000	2,208,736

0.33%	TOTAL EXCHANGE TRADED FUNDS		2,208,736
	(Cost: $2,044,800)

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance Select fund

Schedule of Investments - continuedApril 30, 2026

		Shares	Value
2.04%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 3.53%(C)	13,596,466	$13,596,466
	(Cost: $13,596,466)

99.48%	TOTAL INVESTMENTS		661,763,805
	(Cost: $479,619,585)
0.52%	Other assets, net of liabilities		3,435,974
100.00%	NET ASSETS		$665,199,779

(A)Non-income producing.

(B)Affiliated Investment - The Fund’s Advisor also serves as the Advisor to the underlying ETF. (Note 1)

(C)Effective 7 day yield as of April 30, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

April 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Statements of Assets and Liabilities

	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
ASSETS
Unaffiliated investments at value(1) (Note 1)	$31,813,639	$986,103,781	$659,555,069
Affiliated investments at value(2) (Note 1)	—	3,695,456	2,208,736
Dividends and interest receivable	36,289	166,202	574,743
Receivable for capital stock sold	56,931	585,062	3,503,184
Tax reclaims receivable	8,699	—	—
Prepaid expenses	16,699	48,150	19,659
TOTAL ASSETS	31,932,257	990,598,651	665,861,391

LIABILITIES
Payable for securities purchased	1,259,991	—	—
Payable for capital stock redeemed	3,100	1,129,803	263,895
Accrued investment advisory fees	31,761	607,280	290,593
Accrued 12b-1 fees	10,351	93,382	14,923
Accrued administrative, accounting and transfer agent fees	4,112	54,793	40,739
Other accrued expenses	21,961	155,779	51,462
TOTAL LIABILITIES	1,331,276	2,041,037	661,612

COMMITMENTS AND CONTINGENCIES (NOTE 2)

NET ASSETS	$30,600,981	$988,557,614	$665,199,779
Net Assets Consist of:
Paid-in-capital	$24,217,113	$723,852,214	$443,780,197
Distributable earnings	6,383,868	264,705,400	221,419,582
Net Assets	$30,600,981	$988,557,614	$665,199,779

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$22,366,696	$774,738,441	$611,759,522
Investor Class	8,234,285	213,819,173	53,440,257
Total	$30,600,981	$988,557,614	$665,199,779
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)
Institutional Class	1,722,028	30,340,259	24,670,260
Investor Class	645,907	8,444,070	2,167,816
Total	2,367,935	38,784,329	26,838,076
Net Asset Value Per Share
Institutional Class	$12.99	$25.53	$24.80
Investor Class	$12.75	$25.32	$24.65

(1) Identified cost of:	$25,961,838	$750,138,587	$477,574,785
(2) Identified cost of:	$—	$3,538,180	$2,044,800

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Statements of Operations

	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
INVESTMENT INCOME
Dividends from unaffiliated investments(1)	$857,340	$16,560,311	$10,436,902
Dividends from affiliated investments	—	1,482	839
Interest	3,179	303,818	157,316
Total investment income	860,519	16,865,611	10,595,057
EXPENSES
Investment advisory fees (Note 2)	242,009	10,393,339	5,814,143
Rule 12b-1 and servicing fees (Note 2)
Investor Class	19,956	485,560	140,508
Recordkeeping and fund administrative services (Note 2)	11,771	333,933	243,948
Accounting fees (Note 2)	5,027	168,219	127,483
Custody fees	4,960	65,560	45,505
Transfer agent fees (Note 2)	34,160	179,027	117,904
Professional fees	21,519	57,930	48,919
Filing and registration fees	40,000	160,000	100,000
Trustees fees (Note 2)	664	21,961	16,801
Compliance fees (Note 2)	5,061	12,966	10,807
Shareholder services and reports	10,927	67,996	39,120
Shareholder servicing (Note 2)
Institutional Class	4,863	513,978	472,761
Investor Class	12,201	281,336	88,406
Insurance	2,807	6,679	6,399
Proxy expense	4,593	60,000	31,334
Other	8,186	47,838	23,344
Total expenses	428,704	12,856,322	7,327,382
Management fee waivers (Note 2)	(148,748)	(4,745,413)	(2,311,384)
Net expenses	279,956	8,110,909	5,015,998
Net investment income	580,563	8,754,702	5,579,059
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on unaffiliated investments	179,622	46,728,599	44,056,589
Net realized gain (loss) on affiliated investments	—	—	(9,000)
Net realized gain (loss) on investments	179,622	46,728,599	44,047,589
Net change in unrealized appreciation (depreciation) of unaffiliated investments	4,225,496	179,969,619	92,294,360
Net change in unrealized appreciation (depreciation) of affiliated investments	—	157,276	163,936
Net change in unrealized appreciation (depreciation) of investments	4,225,496	180,126,895	92,458,296
Net realized and unrealized gain (loss) on investments	4,405,118	226,855,494	136,505,885
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,985,681	$235,610,196	$142,084,944

(1) Net of foreign tax withheld of:	$9,102	$323	$—

Applied finance funds

Year Ended April 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Statements of Changes in Net Assets

	Applied Finance Dividend Fund		Applied Finance Explorer Fund		Applied Finance Select Fund
	Years Ended April 30,		Years Ended April 30,		Years Ended April 30,
	2026	2025	2026	2025	2026	2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income	$580,563	$570,702	$8,754,702	$8,391,564	$5,579,059	$5,983,385
Net realized gain (loss) on investments	179,622	(79,447)	46,728,599	24,856,493	44,047,589	32,384,661
Net change in unrealized appreciation (depreciation) of investments	4,225,496	949,543	180,126,895	(33,627,179)	92,458,296	(43,577,599)
Increase (decrease) in net assets from operations	4,985,681	1,440,798	235,610,196	(379,122)	142,084,944	(5,209,553)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings
Institutional Class	(413,908)	(802,759)	(22,317,399)	(14,531,489)	(22,508,412)	(18,026,775)
Investor Class	(156,785)	(350,230)	(5,682,905)	(4,463,601)	(2,058,602)	(1,730,301)
Decrease in net assets from distributions	(570,693)	(1,152,989)	(28,000,304)	(18,995,090)	(24,567,014)	(19,757,076)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	3,650,576	681,662	231,773,137	187,050,956	154,848,904	179,337,667
Investor Class	529,131	2,403,025	56,240,365	63,073,813	18,861,157	46,317,827
Distributions reinvested
Institutional Class	388,106	763,268	17,899,957	10,281,484	13,402,531	10,925,629
Investor Class	155,168	342,450	4,955,232	3,941,536	1,966,969	1,603,393
Shares redeemed
Institutional Class	(2,414,743)	(2,349,905)	(199,053,237)	(102,032,245)	(165,904,993)	(179,022,876)
Investor Class	(1,364,045)	(4,265,453)	(61,920,470)	(68,812,670)	(46,456,541)	(28,898,569)
Increase (decrease) in net assets from capital stock transactions	944,193	(2,424,953)	49,894,984	93,502,874	(23,281,973)	30,263,071

NET ASSETS
Increase (decrease) during year	5,359,181	(2,137,144)	257,504,876	74,128,662	94,235,957	5,296,442
Beginning of year	25,241,800	27,378,944	731,052,738	656,924,076	570,963,822	565,667,380
End of year	$30,600,981	$25,241,800	$988,557,614	$731,052,738	$665,199,779	$570,963,822

Applied finance funds

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance DIVIDEND fund

Financial Highlights

	Institutional Class Shares
	Years ended April 30,
	2026		2025		2024	2023		2022
Net asset value, beginning of year	$11.02		$10.97		$9.93	$11.50		$16.79
Investment activities
Net investment income (loss)(1)	0.27		0.25		0.25	0.24		0.19
Net realized and unrealized gain (loss) on investments	1.97		0.32		1.09	(0.26)		0.36
Total from investment activities	2.24		0.57		1.34	(0.02)		0.55
Distributions
Net investment income	(0.27)		(0.26)		(0.30)	(0.25)		(0.08)
Net realized gain	—		(0.26)		—	(1.30)		(5.76)
Total distributions	(0.27)		(0.52)		(0.30)	(1.55)		(5.84)
Paid-in capital from redemption fees(3)	—		—		—	—	(2)	— (2)
Net asset value, end of year	$12.99		$11.02		$10.97	$9.93		$11.50

Total Return	20.47%		4.99%		13.61%	0.15%		2.05%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.48	%(4)	1.61	%(4)	1.61%	1.64	%(4)	1.41%
Expenses, net of management fee waivers and reimbursements	0.97	%(5)	0.97	%(5)	0.95%	1.01	%(5)	0.95%
Net investment income (loss)	2.23%		2.16%		2.46%	2.29%		1.34%
Portfolio turnover rate	13.57%		12.78%		7.36%	14.85%		81.95%
Net assets, end of year (000s)	$22,367		$17,631		$18,400	$18,319		$24,173

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 1.46% for the year ended April 30, 2026; 1.59% for the year ended April 30, 2025; and 1.58% for the year ended April 30, 2023.

(5) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 0.95% for the year ended April 30, 2026; 0.95% for the year ended April 30, 2025; and 0.95% for the year ended April 30, 2023.

Applied finance DIVIDEND fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance DIVIDEND fund

Financial Highlights

	Investor Class Shares
	Years ended April 30,
	2026		2025		2024	2023		2022
Net asset value, beginning of year	$10.82		$10.80		$9.79	$11.31		$16.61
Investment activities
Net investment income (loss)(1)	0.24		0.22		0.23	0.21		0.16
Net realized and unrealized gain (loss) on investments	1.94		0.31		1.06	(0.25)		0.35
Total from investment activities	2.18		0.53		1.29	(0.04)		0.51
Distributions
Net investment income	(0.25)		(0.25)		(0.28)	(0.18)		(0.05)
Net realized gain	—		(0.26)		—	(1.30)		(5.76)
Total distributions	(0.25)		(0.51)		(0.28)	(1.48)		(5.81)
Paid-in capital from redemption fees(3)	—		—		—	—	(2)	— (2)
Net asset value, end of year	$12.75		$10.82		$10.80	$9.79		$11.31

Total Return	20.20%		4.71%		13.29%	(0.03%)		1.80%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.86	%(4)	2.00	%(4)	2.03%	2.03	%(4)	1.80%
Expenses, net of management fee waivers and reimbursements	1.22	%(5)	1.22	%(5)	1.20%	1.27	%(5)	1.20%
Net investment income (loss)	1.99%		1.91%		2.21%	2.01%		1.13%
Portfolio turnover rate	13.57%		12.78%		7.36%	14.85%		81.95%
Net assets, end of year (000s)	$8,234		$7,611		$8,979	$8,957		$9,948

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 1.84% for the year ended April 30, 2026; 1.98% for the year ended April 30, 2025; and 1.96% for the year ended April 30, 2023.

(5)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 1.20% for the year ended April 30, 2026; 1.20% for the year ended April 30, 2025; and 1.20% for the year ended April 30, 2023.

Applied finance DIVIDEND fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance Explorer fund

Financial Highlights

	Institutional Class Shares
	Years ended April 30,
	2026		2025		2024	2023	2022
Net asset value, beginning of year	$20.18		$20.51		$16.89	$17.93	$17.31
Investment activities
Net investment income (loss)(1)	0.24		0.25		0.26	0.20	0.08
Net realized and unrealized gain (loss) on investments	5.84		(0.04)		3.55	(0.92)	0.70
Total from investment activities	6.08		0.21		3.81	(0.72)	0.78
Distributions
Net investment income	(0.17)		(0.24)		(0.19)	(0.13)	(0.04)
Net realized gain	(0.56)		(0.30)		—	(0.19)	(0.12)
Total distributions	(0.73)		(0.54)		(0.19)	(0.32)	(0.16)
Paid-in capital from redemption fees(3)	—		—		—	— (2)	— (2)
Net asset value, end of year	$25.53		$20.18		$20.51	$16.89	$17.93

Total Return	30.40%		0.83%		22.57%	(3.97%)	4.50%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.34	%(4)	1.37	%(4)	1.37%	1.41%	1.45%
Expenses, net of management fee waivers and reimbursements	0.84	%(5)	0.84	%(5)	0.83%	0.83%	0.83%
Net investment income (loss)	1.01%		1.16%		1.37%	1.14%	0.45%
Portfolio turnover rate	38.70%		37.29%		32.00%	29.88%	31.62%
Net assets, end of year (000s)	$774,738		$560,750		$480,381	$251,913	$161,652

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 1.33% for the year ended April 30, 2026; and 1.36% for the year ended April 30, 2025.

(5)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 0.83% for the year ended April 30, 2026; and 0.83% for the year ended April 30, 2025.

Applied finance Explorer fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance Explorer fund

Financial Highlights

	Investor Class Shares
	Years ended April 30,
	2026		2025		2024	2023	2022
Net asset value, beginning of year	$20.02		$20.37		$16.79	$17.82	$17.19
Investment activities
Net investment income (loss)(1)	0.18		0.20		0.21	0.15	0.04
Net realized and unrealized gain (loss) on investments	5.79		(0.05)		3.53	(0.90)	0.68
Total from investment activities	5.97		0.15		3.74	(0.75)	0.72
Distributions
Net investment income	(0.11)		(0.20)		(0.16)	(0.10)	(0.01)
Net realized gain	(0.56)		(0.30)		—	(0.19)	(0.12)
Total distributions	(0.67)		(0.50)		(0.16)	(0.29)	(0.13)
Paid-in capital from redemption fees(2)	—		—		—	0.01	0.04
Net asset value, end of year	$25.32		$20.02		$20.37	$16.79	$17.82

Total Return	30.07%		0.55%		22.27%	(4.13%)	4.40%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.66	%(3)	1.69	%(3)	1.69%	1.73%	1.76%
Expenses, net of management fee waivers and reimbursements	1.09	%(4)	1.09	%(4)	1.08%	1.08%	1.08%
Net investment income (loss)	0.76%		0.91%		1.13%	0.89%	0.20%
Portfolio turnover rate	38.70%		37.29%		32.00%	29.88%	31.62%
Net assets, end of year (000s)	$213,819		$170,303		$176,543	$124,627	$92,813

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(2)Redemption fees were eliminated effective January 12, 2023.

(3)Ratio of total expenses before management fee waivers and reimbursements, proxy costs and interest expense, would have been: 1.65% for the year ended April 30, 2026; and 1.68% for the year ended April 30, 2025.

(4)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 1.08% for the year ended April 30, 2026; and 1.08% for the year ended April 30, 2025.

Applied finance Explorer fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Applied finance Select fund

Financial Highlights

	Institutional Class Shares
	Years ended April 30,
	2026	2025		2024	2023	2022
Net asset value, beginning of year	$20.59	$21.35		$18.39	$18.50	$18.62
Investment activities
Net investment income (loss)(1)	0.21	0.24		0.27	0.26	0.18
Net realized and unrealized gain (loss) on investments	4.91	(0.19)		2.99	(0.16)	0.17
Total from investment activities	5.12	0.05		3.26	0.10	0.35
Distributions
Net investment income	(0.17)	(0.25)		(0.23)	(0.05)	(0.16)
Net realized gain	(0.74)	(0.56)		(0.07)	(0.16)	(0.31)
Total distributions	(0.91)	(0.81)		(0.30)	(0.21)	(0.47)
Paid-in capital from redemption fees(3)	—	—		—	— (2)	— (2)
Net asset value, end of year	$24.80	$20.59		$21.35	$18.39	$18.50

Total Return	25.06%	0.07%		17.81%	0.60%	1.82%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.10%	1.12	%(4)	1.13%	1.15%	1.16%
Expenses, net of management fee waivers and reimbursements	0.75%	0.76	%(5)	0.75%	0.75%	0.75%
Net investment income (loss)	0.88%	1.09%		1.36%	1.44%	0.95%
Portfolio turnover rate	20.13%	27.63%		6.99%	11.26%	8.26%
Net assets, end of year (000s)	$611,760	$502,950		$513,424	$415,019	$312,612

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Ratio of total expenses before management fee waivers and reimbursements, proxy costs and interest expense, would have been; 1.11% for the year ended April 30, 2025.

(5)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 0.75% for the year ended April 30, 2025.

Applied finance Select fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

	Investor Class Shares
	Years ended April 30,
	2026	2025		2024	2023	2022
Net asset value, beginning of year	$20.49	$21.24		$18.30	$18.42	$18.54
Investment activities
Net investment income (loss)(1)	0.15	0.18		0.22	0.21	0.13
Net realized and unrealized gain (loss) on investments	4.88	(0.18)		2.97	(0.15)	0.16
Total from investment activities	5.03	0.00		3.19	0.06	0.29
Distributions
Net investment income	(0.13)	(0.19)		(0.18)	(0.02)	(0.11)
Net realized gain	(0.74)	(0.56)		(0.07)	(0.16)	(0.31)
Total distributions	(0.87)	(0.75)		(0.25)	(0.18)	(0.42)
Paid-in capital from redemption fees(3)	—	—		—	— (2)	0.01
Net asset value, end of year	$24.65	$20.49		$21.24	$18.30	$18.42

Total Return	24.76%	(0.16%)		17.46%	0.37%	1.55%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.43%	1.45	%(4)	1.44%	1.46%	1.48%
Expenses, net of management fee waivers and reimbursements	1.00%	1.01	%(5)	1.00%	1.00%	1.00%
Net investment income (loss)	0.65%	0.84%		1.09%	1.20%	0.69%
Portfolio turnover rate	20.13%	27.63%		6.99%	11.26%	8.26%
Net assets, end of year (000s)	$53,440	$68,014		$52,243	$32,862	$29,014

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Ratio of total expenses before management fee waivers and reimbursements, proxy costs and interest expense, would have been: 1.44% for the year ended April 30, 2025.

(5)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 1.00% for the year ended April 30, 2025.

Applied finance Select fund

Financial Highlights

Applied finance Select fund

Selected Per Share Data Throughout Each Year

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Notes to the Financial StatementsApril 30, 2026

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Dividend Fund (previously, the Applied Finance Core Fund), the Applied Finance Explorer Fund, and the Applied Finance Select Fund (each “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Applied Finance Dividend Fund (“Dividend Fund”) was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Applied Finance Dividend Fund was reorganized from UST into the Trust. On September 15, 2017, the Retail Class shares of the Dividend Fund were reorganized into Investor class shares. The Applied Finance Explorer Fund (“Explorer Fund”) commenced operations for Institutional class shares on June 11, 2015 and on June 30, 2015 for Investor class shares. The Applied Finance Select Fund (“Select Fund”) commenced operations for Institutional class shares on February 3, 2017, and February 1, 2017, for Investor class shares.

The investment objective of the Dividend Fund is to seek dividend income and long-term capital appreciation. The investment objective of the Explorer and Select Funds is to seek long-term capital appreciation.

The Funds are deemed to be individual operating and reporting segments and are not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies,” are used by Applied Finance Advisors, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in their Statements of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Funds. The Funds and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and its role in the Funds’ management, the Advisor’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Notes to the Financial Statements - continuedApril 30, 2026

Security Valuation

The Funds’ securities are valued at fair value. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the year or, lacking any sales, at the last reported bid price on the valuation date. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees. Money marker and other debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost, which approximated market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by Valuation Designee under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but before the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not reflect the for a security.

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Notes to the Financial Statements - continuedApril 30, 2026

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of April 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Dividend Fund
Common Stocks	$30,170,376	$—	$—	$30,170,376
Money Market Fund	1,643,263	—	—	1,643,263
	$31,813,639	$—	$—	$31,813,639

Explorer Fund
Common Stocks	$985,344,203	$—	$—	$985,344,203
Exchange Traded Funds	3,695,456	—	—	3,695,456
Money Market Fund	759,578	—	—	759,578
	$989,799,237	$—	$—	$989,799,237

Select Fund
Common Stocks	$645,958,603	$—	$—	$645,958,603
Exchange Traded Funds	2,208,736	—	—	2,208,736
Money Market Fund	13,596,466	—	—	13,596,466
	$661,763,805	$—	$—	$661,763,805

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Notes to the Financial Statements - continuedApril 30, 2026

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector. The Funds held no Level 3 securities at any time during the year ended April 30, 2026.

Affiliated Investments

As of April 30, 2026, the Explorer Fund and Select Fund held the following investments which the Board of Trustees has determined to be within the same group of investment companies as the Funds; therefore, are considered to be affiliates under the Investment Company Act of 1940:

Explorer Fund
Security Name	Market Value as of April 30, 2025	Purchases	Sales	Market Value as of April 30, 2026	Share Balance as of April 30, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Applied Finance IVS International SMID ETF	$—	$1,516,580	$—	$1,458,600	60,000	$—	$(57,980)	$—
Applied Finance IVS US SMID ETF	—	2,021,600	—	2,236,856	80,000	1,482	215,256	—
				$3,695,456	140,000	$1,482	$157,276	$—

Select Fund
Security Name	Market Value as of April 30, 2025	Purchases	Sales	Market Value as of April 30, 2026	Share Balance as of April 30, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Applied Finance IVS International Large ETF	$—	$2,044,800	$—	$2,208,736	80,000	$839	$163,936	$—
Applied Finance Valuation ETF	—	15,442,000	15,433,000	—	—	—	—	(9,000)
				$2,208,736	80,000	$839	$163,936	$(9,000)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Notes to the Financial Statements - continuedApril 30, 2026

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Funds’ tax positions for each of the open tax years (2023-2025) for Dividend Fund, Explorer Fund and Select Fund, and the Funds’ tax positions expected to be taken in the Funds’ 2026 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended April 30, 2026, such reclassifications were due primarily to the utilization of earnings and profits distributed to shareholders on redemption of fund shares.

Fund	Paid-in Capital	Distributable Earnings
Dividend Fund	$131,468	$(131,468)
Explorer Fund	6,120,999	(6,120,999)
Select Fund	10,488,980	(10,488,980)

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Notes to the Financial Statements - continuedApril 30, 2026

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment services for an annual fee on the daily net assets of the Funds.

The Advisor earned and waived fees for the year ended April 30, 2026, for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived
Dividend Fund	0.90%	$242,009	$148,748
Explorer Fund	1.14%	10,393,339	4,745,413
Select Fund	0.90%	5,814,143	2,311,384

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan or distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 0.83%, and 0.75% of the average daily net assets of the Dividend Fund, Explorer Fund and Select Fund, respectively. Each waiver and/

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Notes to the Financial Statements - continuedApril 30, 2026

or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap may not be terminated prior to September 1, 2026, unless mutually agreed to in writing by the parties.

The total amounts of recoverable reimbursements for the Funds as of April 30, 2026, and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2027	2028	2029	Total
Dividend Fund	$190,628	$188,851	$148,748	$528,227
Explorer Fund	2,735,145	4,175,703	4,745,413	11,656,261
Select Fund	1,934,437	2,068,475	2,311,384	6,314,296

The Funds have adopted a Distribution Plan with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds may finance certain activities or expenses that are primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class shares are sold without the imposition of 12b-1 fees.

Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Notes to the Financial Statements - continuedApril 30, 2026

to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the year ended April 30, 2026, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Dividend Fund	Investor	12b-1	$ 19,956
	Institutional	Shareholder Service	4,863
	Investor	Shareholder Service	12,201
Explorer Fund	Investor	12b-1	485,560
	Institutional	Shareholder Service	513,978
	Investor	Shareholder Service	281,336
Select Fund	Investor	12b-1	140,508
	Institutional	Shareholder Service	472,761
	Investor	Shareholder Service	88,406

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent, and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are computed daily and paid monthly. For the year ended April 30, 2026, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Dividend Fund	$11,537	$32,641	$4,748
Explorer Fund	326,654	176,895	159,473
Select Fund	238,605	115,943	121,026

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees may include some out-of-pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Notes to the Financial Statements - continuedApril 30, 2026

The Funds’ Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds. For the year ended April 30, 2026, Watermark received the following fees incurred by the Funds:

Fund
Dividend Fund	$ 5,061
Explorer Fund	12,966
Select Fund	10,807

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term investments for the year ended April 30, 2026, were as follows:

Fund	Purchases	Sales
Dividend Fund	$4,285,936	$3,654,201
Explorer Fund	406,339,060	346,832,217
Select Fund	128,434,858	185,170,197
NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual period beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different years for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Notes to the Financial Statements - continuedApril 30, 2026

The tax character of distributions paid during the years ended April 30, 2026, and April 30, 2025, were as follows:

Dividend Fund
	Year Ended April 30, 2026	Year Ended April 30, 2025
Distributions paid from:
Ordinary income	$570,693	$571,010
Net realized gain	—	581,979
	$570,693	$1,152,989

Explorer Fund
	Year Ended April 30, 2026	Year Ended April 30, 2025
Distributions paid from:
Ordinary income	$6,084,570	$8,315,267
Net realized gain	21,915,734	10,679,823
	$28,000,304	$18,995,090

Select Fund
	Year Ended April 30, 2026	Year Ended April 30, 2025
Distributions paid from:
Ordinary income	$4,492,592	$6,063,980
Net realized gain	20,074,422	13,693,096
	$24,567,014	$19,757,076

As of April 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Dividend Fund	Explorer Fund	Select Fund
Accumulated undistributed ordinary income	$569,538	$12,306,591	$5,579,059
Accumulated undistributed capital gains	—	16,276,572	34,141,341
Net unrealized appreciation (depreciation) of investments	5,814,330	236,122,237	181,699,182
	$6,383,868	$264,705,400	$221,419,582

The Dividend Fund utilized $88,526 of capital loss carryforwards from the year ended April 30, 2025 to offset net realized gains from the year ended April 30, 2026.

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Notes to the Financial Statements - continuedApril 30, 2026

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Dividend Fund	$25,999,311	$7,533,964	$(1,719,634)	$5,814,330
Explorer Fund	753,677,000	284,128,339	(48,006,102)	236,122,237
Select Fund	480,064,623	214,121,641	(32,422,459)	181,699,182

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

Dividend Fund
	Year Ended April 30, 2026
	Institutional Class Shares	Investor Class Shares
Shares sold	287,648	44,142
Shares reinvested	31,349	12,760
Shares redeemed	(196,778)	(114,255)
Net increase (decrease)	122,219	(57,353)

Dividend Fund
	Year Ended April 30, 2025
	Institutional Class Shares	Investor Class Shares
Shares sold	59,402	212,489
Shares reinvested	66,953	30,576
Shares redeemed	(204,494)	(371,458)
Net increase (decrease)	(78,139)	(128,393)

Explorer Fund
	Year Ended April 30, 2026
	Institutional Class Shares	Investor Class Shares
Shares sold	10,316,481	2,390,063
Shares reinvested	754,954	210,592
Shares redeemed	(8,520,000)	(2,663,564)
Net increase (decrease)	2,551,435	(62,909)

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Notes to the Financial Statements - continuedApril 30, 2026

Explorer Fund
	Year Ended April 30, 2025
	Institutional Class Shares	Investor Class Shares
Shares sold	8,602,568	2,846,055
Shares reinvested	469,903	181,387
Shares redeemed	(4,702,162)	(3,188,392)
Net increase (decrease)	4,370,309	(160,950)

Select Fund
	Year Ended April 30, 2026
	Institutional Class Shares	Investor Class Shares
Shares sold	6,715,095	811,127
Shares reinvested	565,508	83,417
Shares redeemed	(7,041,649)	(2,046,252)
Net increase (decrease)	238,954	(1,151,708)

Select Fund
	Year Ended April 30, 2025
	Institutional Class Shares	Investor Class Shares
Shares sold	8,141,458	2,132,430
Shares reinvested	504,881	74,403
Shares redeemed	(8,267,510)	(1,346,715)
Net increase (decrease)	378,829	860,118

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of their portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objectives. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | April 30, 2026

Applied finance funds

Notes to the Financial Statements - continuedApril 30, 2026

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items that require disclosure.

FINANCIAL STATEMENTS | April 30, 2026

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the
Applied Finance Funds and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Applied Finance Dividend Fund, Applied Finance Explorer Fund and Applied Finance Select Fund (the “Funds”), each a series of The World Funds Trust (the “Trust”), including the schedules of investments, as of April 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of April 30, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an

FINANCIAL STATEMENTS | April 30, 2026

understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
June 23, 2026

FINANCIAL STATEMENTS | April 30, 2026

APPLIED FINANCE FUNDS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract

Renewal of Investment Advisory Agreement

At a meeting held on March 10-11, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and Applied Finance Advisors, LLC (“Applied Finance”), with respect to the Applied Finance Dividend Fund (the “Dividend Fund”), the Applied Finance Explorer Fund ( the “Explorer Fund”) and the Applied Finance Select Fund (the “Select Fund”) (each, an “Applied Finance Fund,” collectively, the “Applied Finance Funds”). The Trustees reflected on their discussions with the representatives of Applied Finance at the Meeting regarding the manner in which the Applied Finance Funds are managed and the roles and responsibilities of Applied Finance under the Investment Advisory Agreement.

The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Investment Advisory Agreement. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Applied Finance to a request for information from Trust Counsel on behalf of the Board. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Investment Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Applied Finance; (ii) the investment performance of the Applied Finance Funds and Applied Finance; (iii) the costs of the services to be provided and profits to

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be realized by Applied Finance from the relationship with the Applied Finance Funds; (iv) the extent to which economies of scale would be realized if the Applied Finance Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Applied Finance Funds, including information presented to the Board in Applied Finance’s presentation earlier in the Meeting, as well as prior presentations by Applied Finance’s staff and Trust management at other meetings of the Board. The Board requested and was provided with information and reports relevant to the approval of the continuation of the Investment Advisory Agreement, including: (i) reports regarding the services provided by Applied Finance to each Applied Finance Fund and its shareholders; (ii) quarterly assessments from Applied Finance of the investment performance of each Applied Finance Fund; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Applied Finance’s management addressing the investment strategy, personnel and operations utilized in managing each Applied Finance Fund; (v) compliance reports concerning each Applied Finance Fund and Applied Finance; (vi) disclosure information contained in the Applied Finance Funds’ registration statement and Applied Finance’s Form ADV; and (vii) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Investment Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Applied Finance, including financial information, a description of personnel and the services provided to the Applied Finance Funds, information on investment advice, performance, summaries of each Applied Finance Fund’s expenses, Applied Finance’s compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Applied Finance Funds; and (iii) benefits realized by Applied Finance from its relationship with the Applied Finance Funds. It was noted that Applied Finance is a privately held company and typically does not provide its financial information, although it made such information available to the Board for purposes of its consideration of whether to approve the Investment Advisory Agreement. The Board did not identify any

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particular information that was most relevant to its consideration of whether to approve the continuation of the Investment Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by Applied Finance.

In this regard, the Board considered the responsibilities Applied Finance has under the Investment Advisory Agreement for each Applied Finance Fund. The Board reviewed the services provided by Applied Finance to each Applied Finance Fund including, without limitation: Applied Finance’s investment strategies and techniques used in managing each Applied Finance Fund; the investment decision-making process and sources of information relied upon by Applied Finance in providing portfolio management services to each Applied Finance Fund; and Applied Finance’s efforts to promote each Applied Finance Fund, grow assets, and assist in the distribution of each Applied Finance Fund’s shares. The Board considered: Applied Finance’s staffing, personnel, and methods of operating; the education and experience of Applied Finance’s personnel; and Applied Finance’s compliance program, policies, and procedures. After reviewing the foregoing and further information from Applied Finance, the Board concluded that the nature, extent, and quality of the services provided by Applied Finance were satisfactory and adequate for each Applied Finance Fund.

(2)Investment performance of each Applied Finance Fund and Applied Finance.

In this regard, the Board noted that, separately managed accounts and unified managed accounts are offered and managed through an affiliated registered investment adviser, however, Applied Finance does not directly have any clients other than the Applied Finance Funds and proprietary exchange-traded funds (the “Applied Finance ETFs”). The Board noted that several of the Applied Finance ETFs have less than one-year performance history. The Trustees acknowledged Applied Finance’s representation that, although the Applied Finance Funds and the Applied Finance ETF that has more than one-year performance history have substantially similar investment objectives, they employ different investment strategies to achieve that objective and that the performance of the Applied Finance ETF that has more than one-year performance history therefore was not, in the view of Applied Finance, relevant.

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For the Dividend Fund, the Trustees discussed the reports prepared by Broadridge Financial Solutions (“Broadridge”) and reviewed the performance of the Dividend Fund with the performance of its benchmark indices, the Morningstar US Market TR Index (“Morningstar US Market Index”) and the Morningstar US Large-Mid Value TR Index (“Morningstar Value Index”), a custom category of funds derived from the Dividend Fund’s Morningstar category, the Large Value category, selected by Broadridge based on factors such as whether the funds have an active or passive strategy, and share class characteristics (the “Dividend Fund Category”), and a peer group selected from the Dividend Fund Category by Broadridge based on style of investment management, assets, and the nature of the investment strategy and markets invested in, among other factors (the “Dividend Fund Peer Group”). The Board noted that the Dividend Fund had underperformed the Morningstar US Market Index and the Morningstar Value Index for the one-, three-, five, and ten-year periods ended December 31, 2025; had underperformed the median of the Dividend Fund Category for the one-, three-, and five-year periods ended December 31, 2025, but had outperformed the median of the Dividend Fund Category for the ten-year period ended December 31, 2025; and had underperformed the median of the Dividend Fund Peer Group for the one-year and three-year periods ended December 31, 2025, but had outperformed the median of the Dividend Fund Peer Group for the five-year and ten-year periods ended December 31, 2025.

For the Explorer Fund, the Trustees discussed the reports prepared by Broadridge and reviewed the performance of the Explorer Fund with the performance of its benchmark indices, the Morningstar US Market TR Index (“Morningstar US Market Index”) and the Morningstar US Small TR Index (“Morningstar Small Index”), a custom category of funds derived from the Explorer Fund’s Morningstar category, the Small Value category, selected by Broadridge based on factors such as whether the funds have an active or passive strategy, and share class characteristics (the “Explorer Fund Category”), and a peer group selected from the Explorer Fund Category by Broadridge based on style of investment management, assets, and the nature of the investment strategy and markets invested in, among other factors (the “Explorer Fund Peer Group”). The Board noted that the Explorer Fund had underperformed the Morningstar US Market Index and the Morningstar Small Index for the one-year and three-year periods ended December 31, 2025, while underperforming the Morningstar US Market Index and outperforming the Morningstar Small Index for the five-year and ten-year periods ended December 31, 2025; and had outperformed the median of the Explorer Fund Category and the Explorer Fund Peer Group for the one-, three-, five-, and ten-year periods ended December 31, 2025.

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For the Select Fund, the Trustees discussed the reports prepared by Broadridge and reviewed the performance of the Select Fund with the performance of its benchmark indices, the Morningstar US Market TR Index (“Morningstar US Market Index”) and the Morningstar US Large-Mid Value TR Index (“Morningstar Value Index”), a custom category of funds derived from the Select Fund’s Morningstar category, the Large Value category, selected by Broadridge based on factors such as whether the funds have an active or passive strategy, and share class characteristics (the “Select Fund Category”), and a peer group selected from the Select Fund Category by Broadridge based on style of investment management, assets, and the nature of the investment strategy and markets invested in, among other factors (the “Select Fund Peer Group”). The Board noted that the Select Fund had underperformed the Morningstar US Market Index and the Morningstar Value index for the one-, three-, and five-year periods ended December 31, 2025; had underperformed the median of the Select Fund Category for the one-, three-, and five-year periods ended December 31, 2025; and had underperformed the median of the Select Fund Peer Group for the three-and five-year periods ended December 31, 2025, but had outperformed the median of the Select Fund Peer Group for the one-year period ended December 31, 2025.

Based on the foregoing, the Board concluded that the investment performance for each Applied Finance Fund was satisfactory and that the Board could continue to monitor the Select Fund’s performance and consider the best interests of each Applied Finance Fund’s shareholders.

(3)The costs of the services provided and profits realized by Applied Finance from the relationship with the Applied Finance Funds.

In this regard, the Board considered Applied Finance’s staffing, personnel, and methods of operating; the financial condition of Applied Finance; the current asset levels of the Applied Finance Funds and expectations for growth in each Applied Finance Fund’s assets over the next year; the advisory fee and overall expenses of each Applied Finance Fund and the nature and frequency of advisory fee payments; and certain contractual expense limitation arrangements that Applied Finance has in place for each Applied Finance Fund. The Board noted that information was provided demonstrating that the Explorer Fund was profitable to Applied Finance during the most recent two years, the Select Fund were profitable to Applied Finance during the most recent years but unprofitable during the prior year, and the Dividend Fund was not profitable to Applied Finance during the most recent two years. The Board considered the fees and expenses of each Applied Finance Fund (including the advisory fee) relative to each Applied Finance Fund’s identified peer group and category.

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The Board noted that the Dividend Fund’s net expense ratio was equal to the median net expense ratio of the Dividend Fund Peer Group and higher than the median net expense ratio of the Dividend Fund Category, that the Dividend Fund’s gross expense ratio was higher than the median gross expense ratios of the Dividend Fund Peer Group and Dividend Fund Category; that the Dividend Fund’s net advisory fee was lower than the median net advisory fees of the Dividend Fund Peer Group and the Dividend Fund Category, and that the Dividend Fund’s gross advisory fee was higher than the median gross advisory fees of the Dividend Fund Peer Group and the Dividend Fund Category. With regard to the Explorer Fund, the Board noted that the Explorer Fund’s net expense ratio and net advisory fee were lower than the median net expense ratio and net advisory fee of the Explorer Fund Peer Group and the Explorer Fund Category, and that the Explorer Fund’s gross expense ratio and gross advisory fee were higher than the median gross expense ratios and gross advisory fee of the Explorer Peer Group and the Explorer Fund Category. With regard to the Select Fund, the Board noted that its gross and net expense ratios were higher than the median gross and net expense ratios of the Select Fund Peer Group and the Select Fund Category, that the Select Fund’s net advisory fee was lower than the median net advisory fees of the Select Fund Peer Group and the Select Fund Category, and that the Select Fund’s gross advisory fee was higher than the median gross advisory fees of the Select Fund Peer Group and the Select Fund Category. The Board noted that for each of Applied Finance Funds, Applied Finance has entered into an expense limitation agreement. The Trustees also considered the overall quality of services provided to the Applied Finance Funds considering the fees and their relative comparisons and determined that those fees could have been negotiated at arms-length in light of the surroundings circumstances.

The Trustees noted the representations of Applied Finance that the investment objective of the Applied Finance Funds and the Applied Finance ETFs are substantially similar but noted Applied Finance’s representations that the investment advisory fees charged to each Applied Finance Fund and the Applied Finance ETFs are different for numerous reasons. It was noted that the basic nature and management of the Applied Finance ETFs and the Applied Finance Funds are not comparable from a portfolio management point of view in that each Applied Finance ETF publishes a portfolio basket of securities that are then accumulated by authorized participants and exchanged for shares of that Applied Finance ETF, and that this portfolio basket is rebalanced by Applied Finance on a periodic basis. It was also noted that the Applied Finance ETFs and the Applied Finance Funds have different portfolio compositions, both in substance and in the number of securities. It was also noted that, while securities

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can be delivered in-kind to each Applied Finance ETF, the portfolios of the Applied Finance Funds require active management with daily purchase and redemptions from shareholders, which requires Applied Finance to make daily trading and portfolio structure decisions. Accordingly, the Trustees considered that the advisory fees payable by the Applied Finance Funds and the Applied Finance ETFs differ because of the fundamental differences in Applied Finance’s responsibilities. The Trustees concluded that the costs of services to be provided and the profits to be realized by Applied Finance were acceptable.

(4)The extent to which economies of scale would be realized as the Applied Finance Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Applied Finance Funds’ investors.

In this regard, the Board considered each Applied Finance Fund’s fee arrangements with Applied Finance, including the expense limitation arrangements in place. The Board determined that although the advisory fee would stay the same as asset levels increased, the shareholders of the Applied Finance Funds would benefit from the expense limitation arrangement for each Applied Finance Fund. The Trustees acknowledged that Applied Finance does not consider advisory fee breakpoints as appropriate at this time. Following further discussion of the Applied Finance Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that each Applied Finance Fund’s fee arrangement, in light of all the facts and circumstances, was fair and reasonable and that the expense limitation arrangement provided potential savings or protection for the benefit of each Applied Finance Fund’s shareholders.

(5)Possible conflicts of interest and benefits derived by Applied Finance.

In this regard, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Applied Finance Funds; the fact that Applied Finance does not utilize soft dollars; the basis of decisions to buy or sell securities for the Applied Finance Funds; and the substance and administration of Applied Finance’s Code of Ethics. The Board also considered the affiliations of Applied Finance, including its affiliate that produces and sells investment research, and that Applied Finance manages the Applied Finance ETFs. The Board considered and acknowledged Applied Finance’s representations that investments by the Applied Finance Funds in one or more Applied Finance ETFs were not duplicative of the services rendered to the Applied Finance Funds, and that investment in these or other investment companies to gain

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exposure to market segments in a more efficient manner or as a means of equitizing cash. The Board considered Applied Finance’s management of conflicts of interest that could arise in light of the activities of those affiliates and Applied Finance’s assertion that indirect benefits to Applied Finance may include identification of possible distribution channels, identification of financial advisors that may potentially be interested in the Applied Finance Funds and general increased market exposure by association with the World Funds Trust. Based on the foregoing, the Board determined that Applied Finance’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Investment Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the Investment Advisory Agreement for another one-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 7, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 7, 2026

* Print the name and title of each signing officer under his or her signature.